Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Other current assets	$ 44,448	$ 499,766
Inventory	88,381	74,463
Prepaid expenses	0	101,189
Accounts receivable	2,259	2,741
Total current assets	135,088	678,159
OTHER ASSETS
Deposit - asset purchase	0	0
Fixtures and equipment	7,127	11,601
Intangible asset		84,444
Deferred offering costs	76,293	0
Total other assets	83,420	96,045
TOTAL ASSETS	218,508	774,204
Other current liabilities
Accounts payable and accrued liabilities	103,849	35,973
Accrued interest payable	15,977	4,446
Due to related party	79,077	5,242
Third-party notes payable, net of loan fees of $142,190 and debt discount of $156,024 at December 31, 2022, and $0 and debt discount of $166,667 at December 31, 2021	669,775	58,333
Total current liabilities	868,678	103,994
TOTAL LIABILITIES	868,678	103,994
STOCKHOLDERS' EQUITY
Preferred stock, $0.001 par value, 50,000,000 shares authorized, 42,000 and -0- shares issued and outstanding at December 31, 2022, and December 31, 2021, respectively	42	0
Common stock, $0.001 par value, 2,500,000,000 shares authorized, 310,695,330 and 301,230,828 shares issued and outstanding at December 31, 2022, and December 31, 2021, respectively	310,695	301,230
Stockholder receivable	(1,000)	(1,000)
Additional paid-in capital	3,320,042	2,991,163
Retained earnings (accumulated deficit)	(4,279,949)	(2,621,183)
Total stockholders' equity (deficit)	(650,170)	670,210
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 218,508	$ 774,204